Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,017,667
Proposed Maximum Offering Price per Unit	3.92
Maximum Aggregate Offering Price	$ 3,989,254.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 550.92
Offering Note	(1) This Registration Statement covers the issuance of 150,000 shares of Common Stock issuable pursuant to the LifeMD, Inc. Third Amended and Restated 2020 Equity and Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value of $0.01 per share (the "Common Stock"), of LifeMD, Inc. (the "Company") that become issuable by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Company's receipt of consideration which would increase the number of outstanding shares of Common Stock. In addition, this Registration Statement includes a prospectus (the "Reoffer Prospectus") prepared in accordance with General Instruction C of Form S-8 and in accordance with the requirements of Part I of Form S-3. This Reoffer Prospectus may be used for the reoffer and resale of 867,667 shares of Common Stock on a continuous or delayed basis that may be deemed to be "restricted" or "control securities" within the meaning of the Securities Act, and the rules and regulations promulgated thereunder, that are issued to certain of our employees, consultants, executive officers and directors identified in the Reoffer Prospectus. The number of shares of Common Stock included in the Reoffer Prospectus represents shares of Common Stock issued to the selling stockholders pursuant to equity awards granted to the selling stockholders and does not necessarily represent a present intention to sell any or all such shares of Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance pursuant to the Plan are based on $3.92 per share, the average of the high and the low price of the Common Stock as reported on the Nasdaq Global Market on March 25, 2026. (3) The Registrant does not have any fee offsets.